CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Real Estate Investments
Land	$ 42,765,486	$ 25,750,000	$ 27,670,000
Buildings and improvements	260,524,571	102,760,752	117,634,275
Construction in progress	4,464,449	16,695,988	0
Furniture, fixtures and equipment	8,076,983	2,942,264	2,436,135
Total Gross Operating Real Estate Investments	315,831,489	148,149,004	147,740,410
Accumulated depreciation	(7,725,767)	(4,515,937)	(1,150,477)
Total Net Operating Real Estate Investments	308,105,722	143,633,067	146,589,933
Operating real estate held for sale, net	0	19,372,277	0
Total Net Real Estate Investments	308,105,722	163,005,344	146,589,933
Cash and cash equivalents	20,381,377	2,983,785	2,789,163
Restricted cash	4,925,222	2,002,117	2,290,387
Due from affiliates	37,082	514,414	5,024
Accounts receivable, prepaids and other assets	1,753,580	1,433,755	547,600
Investments in unconsolidated real estate joint ventures	4,255,162	1,254,307	2,398,902
In-place lease value, net	2,676,070	0	1,195,490
Deferred financing costs, net	2,136,686	761,515	814,932
Assets related to discontinued operations	10,726	570,855	0
Total Assets	344,281,627	172,526,092	156,631,431
LIABILITIES AND STOCKHOLDERS' EQUITY
Mortgages payable (Note 7)	218,283,947	96,534,338	96,099,690
Line of credit (Note 8)	0	7,571,223	11,935,830
Accounts payable	1,642,568	2,397,481	747,339
Other accrued liabilities	4,292,147	2,280,133	2,412,376
Due to affiliates	1,728,744	2,254,403	1,822,567
Distributions payable	595,948	143,463	129,656
Liabilities related to discontinued operations	475,630	15,262,832	0
Total Liabilities	227,018,984	126,443,873	113,147,458
Commitments and contingencies (Note 12)
Redeemable common stock		0	372,581
Stockholders' Equity
Preferred stock, value	0	0	0
Common Stock, Value	0	24,138	22,194
Additional paid-in-capital, net of costs	84,530,961	21,747,713	16,157,954
Cumulative distributions and net losses	(17,414,040)	(9,770,468)	(5,142,197)
Total Stockholders' Equity	67,172,486	12,001,393	11,037,961
Noncontrolling Interests
Operating partnership units	3,228,990	0
Partially owned properties	46,861,167	34,080,826
Total Noncontrolling Interests	50,090,157	34,080,826	32,073,431
Total Equity	117,262,643	46,082,219	43,111,392
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	344,281,627	172,526,092	156,631,431
Common Class A [Member]
Stockholders' Equity
Common Stock, Value	44,957	0
Common Class B-1 One [Member]
Stockholders' Equity
Common Stock, Value	3,536	0
Common Class B-2 One [Member]
Stockholders' Equity
Common Stock, Value	3,536	0
Common Class B-3 One [Member]
Stockholders' Equity
Common Stock, Value	3,536	0
Nonvoting Convertible Stock [Member]
Stockholders' Equity
Preferred stock, value	$ 0	$ 10	$ 10